Employment and Compensation Arrangements - RSU activity (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Shareholders' Equity
Granted	675,401
Forfeited		(182,838)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value	$ 23.56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		$ 24.52
Vested in period, fair value		$ 22,859	$ 4,972
Restricted Stock Units (RSUs)
Shareholders' Equity
Outstanding as of December 31, 2019		1,810,546	293,182
Granted		4,310,054	1,918,288
Vested		(986,132)	(289,641)
Forfeited		(602,337)	(111,283)
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Nonvested, Number, Ending Balance	4,532,131	4,532,131	1,810,546
Weighted average grant date fair value, beginning balance		$ 19.30	$ 16.75
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Grants in Period, Weighted Average Grant Date Fair Value		23.91	22.12
Exercise of Private Placement Warrants		23.18	17.17
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Forfeitures, Weighted Average Grant Date Fair Value		23.39	21.19
Weighted average grant date fair value, ending balance	$ 23.42	$ 23.42	$ 19.30